Acquisition Of Businesses	12 Months Ended
Dec. 31, 2013
Acquisition Of Businesses [Abstract]
Acquisition Of Businesses

4.Acquisition of businesses

 LatAm Business

On August 3, 2007, the Company, indirectly through its wholly-owned subsidiary ADBV, entered into a Stock Purchase Agreement with McDonald’s Corporation pursuant to which the Company completed the acquisition of the McDonald’s business in Latin America and the Caribbean for $679,357. The purchase price was comprised of (a) a base purchase price amounting to $700,000, and (b) an additional purchase price equal to the final working capital of the acquired business amounting to negative $20,643. The Company paid the base purchase price and the estimated additional purchase price at the transaction date totaling $701,244. Subsequently, the Company recorded a receivable from McDonald’s Corporation amounting to $21,887 for the difference between the final working capital and the working capital estimated at the transaction date. This receivable was collected in 2008 ($15,015 in cash and $6,872 by assignment of a receivable from suppliers). Fees and expenses associated with this acquisition amounted to $18,723. The final purchase price was $698,080.

The acquisition of the LatAm business was accounted for by the purchase method of accounting and, accordingly, the purchase price was allocated to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition. When the fair value of the net assets acquired exceeded the purchase price, the resulting negative goodwill was allocated to partially reduce the fair value of the non-current assets acquired on a pro-rata basis.

In connection with this transaction, ADBV and certain subsidiaries (the “MF subsidiaries”) also entered into 20-year Master Franchise Agreements (“MFAs”) with McDonald’s Corporation which grants to the Company and its MF subsidiaries the following:

i.	The right to own and operate, directly or indirectly, franchised restaurants in each territory;
ii.	The right and license to grant sub franchises in each territory;
iii.	The right to adopt and use, and to grant the right and license to sub franchisees to adopt and use, the system in each territory;
iv.	The right to advertise to the public that it is a franchisee of McDonald’s;
v.	The right and license to grant sub franchises and sublicenses of each of the foregoing rights and licenses to each MF subsidiary.

The Company is required to pay to McDonald’s Corporation continuing franchise fees (Royalty fees) on a monthly basis. The amount to be paid during the first 10 years of the MFAs is equal to 5% of the US dollar equivalent of the gross product sales of each of the franchised restaurants. This percentage increases to 6% and 7% for the subsequent two 5-year periods of the agreement. Payment of monthly royalties is due on the seventh business day of the next calendar month.

Pursuant to the MFAs provisions, McDonald’s Corporation has the right to (a) terminate the MFAs, or (b) exercise a call option over the Company’s shares or any MF subsidiary, if the Company or any MF subsidiary (i) fails to comply with the McDonald’s System (as defined in the MFAs), (ii) files for bankruptcy, (iii) defaults on its financial debt payments, (iv) substantially fails to achieve targeted openings and reinvestments requirements, or (v) upon the occurrence of any other event of default as defined in the MFAs.

Other acquisitions

In 2011, the Company acquired franchised restaurants in Brazil and Chile. In 2012, the Company acquired franchised restaurants in Colombia, Chile, Mexico and Puerto Rico. In 2013 the Company acquired franchised restaurants in Argentina, Brazil, Chile and Venezuela. Presented below is supplemental information about these non-significant acquisitions:

Purchases of restaurant businesses:	2013	2012	2011
Property and equipment ...................................................................................................................	$2,186	$1,793	$1,704
Identifiable intangible assets...............................................................................................................	6,628	6,061	-
Goodwill...............................................................................................................................................	-	1,196	4,952
Assumed debt.....................................................................................................................................	(317)	-	-
Gain on bargain purchase of franchised restaurants...........................................................................	(3,827)	(1,161)	-
Purchase price...................................................................................................................................	4,670	7,889	6,656
Restaurants sold in exchange.............................................................................................................	(635)	-	-
Settlement of franchise receivables...................................................................................................	-	(1,885)	(663)
Seller financing.................................................................................................................................	(3,711)	-	-
Purchase price paid at acquisition date...............................................................................................	$324	$6,004	$5,993

4.